SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets and Noncurrent Liability (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Favorable gas gathering contract
Finite-Lived Intangible Assets [Line Items]
Useful lives	18 years 8 months 12 days	18 years 8 months 12 days
Favorable gas gathering contract | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Favorable gas gathering contract | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Other Gas Gathering Contract | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	25 years
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives	26 years 4 months	27 years
Rights-of-way | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Rights-of-way | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	30 years